SCHEDULE OF BALANCE SHEET INFORMATION RELATED TO THE OPERATING LEASE (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Oct. 02, 2020
Operating Lease
Operating lease right of use assets	$ 171,380
Total operating lease assets	171,380	$ 201,007
Current operating lease liabilities	69,167	62,871
Non-current operating lease liabilities	113,478	$ 146,703
Total operating lease obligations	$ 182,645		$ 200,000